Late Remittances - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of delinquent participant contribution, transferred late to plan	$ 1,487	$ 1,487